SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Lease liability, net	$ 245,571
Net operating loss carryforwards-PRC	156,031	437,806
Valuation allowance	(154,293)	(261,846)
Total deferred tax assets	247,309	175,960
Deferred tax liabilities
Right-of-use assets, net	151,308
Total deferred tax liabilities	151,308
Net deferred tax assets	96,001	175,960
Net deferred tax liabilities